RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Schedule of impact of restatement on financial statements (Details) - USD ($)	2 Months Ended		3 Months Ended						6 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended
	Mar. 31, 2020	Mar. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Jul. 07, 2020	Feb. 14, 2020	Feb. 13, 2020
CONDENSED BALANCE SHEET
Warrant liability			$ 32,386,148			$ 30,101,808	$ 17,081,700			$ 17,081,700	$ 32,386,148	$ 30,101,808	$ 17,695,600
Class A Common Stock Subject to Possible Redemption			276,028,675			276,033,447	276,087,639			276,087,639	276,028,675	276,033,447	276,000,000
Additional Paid-in Capital			0			0					0	0
Accumulated Deficit			(44,312,150)			(40,659,524)	(25,533,547)			(25,533,547)	(44,312,150)	(40,659,524)	(26,004,118)
Total stockholders' equity (deficit)	$ 24,000	$ 24,000	(44,311,460)	$ (30,073,974)	$ (26,026,715)	(40,658,834)	(25,532,857)	$ 24,000	$ (30,073,974)	(25,532,857)	(44,311,460)	(40,658,834)		$ 0	$ 0
CONDENSED STATEMENTS OF OPERATIONS
Change in fair value of warrant liability										613,900		(12,406,208)
Transaction costs associated with Initial Public Offering										(671,901)		(671,901)
Net loss	(1,000)	(1,000)	(14,255,408)	(4,088,974)	14,686,984	(15,180,169)	(113,691)	0		(114,691)	(3,657,398)	$ (15,294,860)
Weighted average shares outstanding, Common stock subject to possible redemption												24,524,620
Basic and diluted net income per share, Common stock subject to possible redemption												$ 0.00
Basic and diluted weighted average shares outstanding, Class B common stock												8,269,814
Basic and diluted net income per share, Class B common stock												$ (1.85)
CONDENSED STATEMENT OF CASH FLOWS
Net loss										(114,691)	(3,657,398)	$ (15,294,860)
Change in fair value of warrant liability			(13,174,144)				613,900			613,900	(2,284,340)	(12,406,208)
Transaction costs incurred in connection with warrant liability										671,901		(671,901)
Initial classification of Class A common stock subject to possible redemption										276,000,000	0	276,000,000
Change in value of Class A common stock subject to possible redemption										87,639	(4,772)	33,447
Minimum Net Tangible Assets Upon Redemption Of Temporary Equity												5,000,001
Accretion for Class A common stock subject to redemption amount										(26,721,566)		(26,721,566)
Total stockholders' equity (deficit)	$ 24,000	$ 24,000	(44,311,460)	(30,073,974)	(26,026,715)	(40,658,834)	(25,532,857)	$ 24,000	(30,073,974)	(25,532,857)	(44,311,460)	(40,658,834)		$ 0	$ 0
As Previously Reported
CONDENSED BALANCE SHEET
Class A Common Stock Subject to Possible Redemption						260,476,412	262,636,479			262,636,479		260,476,412	262,692,170
Class A common stock						156	134			134		156	133
Additional Paid-in Capital						7,215,914	5,055,869			5,055,869		7,215,914	5,000,179
Accumulated Deficit						(2,216,751)	(56,690)			(56,690)		(2,216,751)	(1,000)
Total stockholders' equity (deficit)						5,000,009	5,000,003			5,000,003		5,000,009
CONDENSED STATEMENTS OF OPERATIONS
Net loss										$ (56,690)		$ (2,216,751)
Weighted average shares outstanding, Common stock subject to possible redemption										26,269,217		26,261,989
Basic and diluted net income per share, Common stock subject to possible redemption										$ 0.00		$ 0.00
Basic and diluted weighted average shares outstanding, Class B common stock										6,869,801		7,273,705
Basic and diluted net income per share, Class B common stock										$ (0.02)		$ (0.31)
CONDENSED STATEMENT OF CASH FLOWS
Net loss										$ (56,690)		$ (2,216,751)
Initial classification of Class A common stock subject to possible redemption										262,692,170		262,692,170
Change in value of Class A common stock subject to possible redemption										(55,691)		(2,215,758)
Sale of 27,600,000 Units, net of underwriting discounts										249,366,073		249,366,073
Class A common stock subject to possible redemption										(245,554,775)		(230,374,604)
Total stockholders' equity (deficit)						5,000,009	5,000,003			5,000,003		5,000,009
Revision of Prior Period, Adjustment [Member]
CONDENSED BALANCE SHEET
Warrant liability						30,101,808	17,081,700			17,081,700		30,101,808	17,695,600
Class A Common Stock Subject to Possible Redemption						(30,101,808)	(17,081,700)			(17,081,700)		(30,101,808)	(17,695,600)
Class A common stock						301	171			171		301	177
Additional Paid-in Capital						13,077,808	57,830			57,830		13,077,808	671,724
Accumulated Deficit						(13,078,109)	$ (58,001)			(58,001)		(13,078,109)	(671,901)
CONDENSED STATEMENTS OF OPERATIONS
Change in fair value of warrant liability										613,900		(12,406,208)
Transaction costs associated with Initial Public Offering										(671,901)		(671,901)
Net loss										$ (58,001)		$ (13,078,109)
Weighted average shares outstanding, Common stock subject to possible redemption										(1,769,560)		(1,737,369)
Basic and diluted weighted average shares outstanding, Class B common stock										689,966		1,010,362
Basic and diluted net income per share, Class B common stock												$ (1.54)
CONDENSED STATEMENT OF CASH FLOWS
Net loss										$ (58,001)		$ (13,078,109)
Change in fair value of warrant liability										613,900		(12,406,208)
Transaction costs incurred in connection with warrant liability										671,901		(671,901)
Initial classification of Class A common stock subject to possible redemption										(17,695,600)		(17,695,600)
Change in value of Class A common stock subject to possible redemption										$ 613,900		(12,406,208)
Class A common stock
CONDENSED BALANCE SHEET
Class A common stock			$ 0			0					$ 0	$ 0
CONDENSED STATEMENTS OF OPERATIONS
Weighted average shares outstanding, Common stock subject to possible redemption												15,758,710
Basic and diluted net income per share, Common stock subject to possible redemption												$ (0.69)
Basic and diluted weighted average shares outstanding, Class B common stock			27,600,000				25,780,220			10,761,468	27,600,000	15,758,710
Basic and diluted net income per share, Class B common stock			$ (0.41)				$ 0.00			$ (0.01)	$ (0.11)	$ (0.69)
Class B common stock
CONDENSED BALANCE SHEET
Class A common stock			$ 690			690					$ 690	$ 690
CONDENSED STATEMENTS OF OPERATIONS
Basic and diluted weighted average shares outstanding, Class B common stock			6,900,000				6,840,659			6,350,917	6,900,000	6,513,871
Basic and diluted net income per share, Class B common stock			$ (0.41)				$ 0.00			$ (0.01)	$ (0.11)	$ (0.69)
As Restated
CONDENSED BALANCE SHEET
Warrant liability						30,101,808	$ 17,081,700			$ 17,081,700		$ 30,101,808	17,695,600
Class A Common Stock Subject to Possible Redemption						230,374,604	245,554,779			245,554,779		230,374,604	244,996,570
Class A common stock						457	305			305		457	310
Additional Paid-in Capital						20,293,722	5,113,699			5,113,699		20,293,722	5,671,903
Accumulated Deficit						(15,294,860)	(114,691)			(114,691)		(15,294,860)	(672,901)
CONDENSED STATEMENTS OF OPERATIONS
Change in fair value of warrant liability										613,900		(12,406,208)
Transaction costs associated with Initial Public Offering										(671,901)		(671,901)
Net loss										$ (114,691)		$ (15,294,860)
Weighted average shares outstanding, Common stock subject to possible redemption										24,499,657		24,524,620
Basic and diluted net income per share, Common stock subject to possible redemption										$ 0.00		$ 0.00
Basic and diluted weighted average shares outstanding, Class B common stock										7,559,767		8,269,814
Basic and diluted net income per share, Class B common stock										$ (0.02)		$ (1.85)
CONDENSED STATEMENT OF CASH FLOWS
Net loss										$ (114,691)		$ (15,294,860)
Change in fair value of warrant liability										613,900		(12,406,208)
Transaction costs incurred in connection with warrant liability										671,901		(671,901)
Initial classification of Class A common stock subject to possible redemption										244,996,570		244,996,570
Change in value of Class A common stock subject to possible redemption										558,209		(14,621,966)
As Restated
CONDENSED BALANCE SHEET
Class A Common Stock Subject to Possible Redemption				276,046,597	276,088,312	276,033,447	276,087,639		276,046,597	276,087,639		276,033,447	276,000,000
Accumulated Deficit				(30,074,664)	(26,027,405)	(40,659,524)	(25,533,547)		(30,074,664)	(25,533,547)		(40,659,524)	(26,004,118)
Total stockholders' equity (deficit)				(30,073,974)	(26,026,715)	(40,658,834)	(25,532,857)		(30,073,974)	(25,532,857)		(40,658,834)	(26,003,428)
CONDENSED STATEMENT OF CASH FLOWS
Minimum Net Tangible Assets Upon Redemption Of Temporary Equity											$ 5,000,001
Class A common stock subject to possible redemption				(30,073,974)	(26,026,715)					(25,532,857)		(40,658,834)
Accretion for Class A common stock subject to redemption amount				41,715	(54,865)
Total stockholders' equity (deficit)				$ (30,073,974)	$ (26,026,715)	(40,658,834)	(25,532,857)		$ (30,073,974)	(25,532,857)		(40,658,834)	(26,003,428)
As Restated | Revision of Prior Period, Adjustment [Member]
CONDENSED BALANCE SHEET
Class A Common Stock Subject to Possible Redemption						45,658,843	30,532,860			30,532,860		45,658,843	31,003,430
Class A common stock						(457)	(305)			(305)		(457)	(310)
Additional Paid-in Capital						(20,293,722)	(5,113,699)			(5,113,699)		(20,293,722)	(5,671,903)
Accumulated Deficit						(25,364,664)	(25,418,856)			(25,418,856)		(25,364,664)	$ (25,331,217)
Total stockholders' equity (deficit)						(45,658,843)	(30,532,860)			$ (30,532,860)		$ (45,658,843)
CONDENSED STATEMENTS OF OPERATIONS
Weighted average shares outstanding, Common stock subject to possible redemption										(24,499,657)		(24,524,620)
Basic and diluted weighted average shares outstanding, Class B common stock										(7,559,767)		(8,269,814)
Basic and diluted net income per share, Class B common stock										$ 0.02		$ 1.85
CONDENSED STATEMENT OF CASH FLOWS
Initial classification of Class A common stock subject to possible redemption										$ 31,003,430		$ 31,003,430
Change in value of Class A common stock subject to possible redemption										(470,570)		14,655,413
Sale of 27,600,000 Units, net of underwriting discounts										(249,366,073)		(249,366,073)
Class A common stock subject to possible redemption										245,554,775		(230,374,604)
Accretion for Class A common stock subject to redemption amount										(26,721,566)		(26,721,566)
Total stockholders' equity (deficit)						$ (45,658,843)	$ (30,532,860)			$ (30,532,860)		$ (45,658,843)
As Restated | Class A common stock
CONDENSED STATEMENTS OF OPERATIONS
Basic and diluted weighted average shares outstanding, Class B common stock				27,600,000	27,600,000				27,600,000	10,761,468		15,758,710
Basic and diluted net income per share, Class B common stock					$ 0.43				$ 0.31	$ (0.01)		$ (0.69)
As Restated | Class A common stock | Revision of Prior Period, Adjustment [Member]
CONDENSED STATEMENTS OF OPERATIONS
Basic and diluted weighted average shares outstanding, Class B common stock										10,761,468		15,758,710
Basic and diluted net income per share, Class B common stock										$ (0.01)		$ (0.69)
As Restated | Class B common stock
CONDENSED STATEMENTS OF OPERATIONS
Basic and diluted weighted average shares outstanding, Class B common stock				6,900,000	6,900,000				6,900,000	6,350,917		6,513,871
Basic and diluted net income per share, Class B common stock				$ (0.59)	$ 0.43				$ 0.31	$ (0.01)		$ (0.69)
As Restated | Class B common stock | Revision of Prior Period, Adjustment [Member]
CONDENSED STATEMENTS OF OPERATIONS
Basic and diluted weighted average shares outstanding, Class B common stock										6,350,917		6,513,871
Basic and diluted net income per share, Class B common stock										$ (0.01)		$ (0.69)